Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue
Revenue	$ 28,601,071	$ 24,668,840	$ 14,910,543
Online VIP membership revenue
Revenue
Revenue	22,317,033	19,271,739	14,717,609
Online SVIP membership revenue
Revenue
Revenue	6,093,679	5,054,983	0
Technical service revenue
Revenue
Revenue	$ 190,359	$ 342,118	$ 192,934